Risk Management - Summary of Information Concerning the Insurance Coverage Outstanding (Detail) - Non-life insurance contracts [member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of types of insurance contracts [line items]
Amount insured	$ 170,965
Facilities, equipment inventory and products inventory [Member]
Disclosure of types of insurance contracts [line items]
Amount insured	140,248
Tankers and auxiliary vessels [Member]
Disclosure of types of insurance contracts [line items]
Amount insured	3,212
Fixed platforms, floating production systems and offshore drilling units [Member]
Disclosure of types of insurance contracts [line items]
Amount insured	$ 27,505